Balance Sheet Components - Long Lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 13,386		$ 13,386		$ 9,852	$ 8,221
Less: accumulated depreciation	(7,162)		(7,162)		(5,802)	(3,561)
Total property and equipment, net	6,224		6,224		4,050	4,660
Depreciation	1,000	$ 600	1,800	$ 1,200	2,400	1,500
Finance lease right-of-use assets	2,966		2,966		2,966	3,105
Less: accumulated amortization	(1,020)		(1,020)		(834)	(485)
Total finance lease right-of-use assets, net	1,946		1,946		2,132	2,620
Amortization	100	$ 100	200	$ 200	400	400
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	1,744		1,744		1,218	1,020
Lab equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	10,081		10,081		7,607	5,614
Motor vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	31		31		31	31
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	265		265		265	265
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	704		704		704	704
Assets under construction
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 561		$ 561		$ 27	$ 587